Retained profits - Schedule of Retained Profits (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	[1]	£ 6,550	£ 8,318
Profit attributable to ordinary shareholders		5,460	3,827	[2],[3]	£ 5,784	[2]
Post-retirement defined benefit scheme remeasurements		(1,205)	(2,152)	[4]	1,062
Dividends paid (note 46)		(1,752)	(1,567)		(970)
Repurchase and redemptions of other equity instruments		(135)	(1,395)
Movement in treasury shares		103	(60)	[5]	(13)
Value of employee services:
Share option schemes		58	41		51
Changes in non-controlling interests		0	2		(3)
At 31 December		6,790	6,550	[1]	8,318	[1]
As previously reported £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January		10,145
Profit attributable to ordinary shareholders			5,459
Post-retirement defined benefit scheme remeasurements			(2,152)
Value of employee services:
At 31 December			10,145
Impact of IFRS 17 £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Profit attributable to ordinary shareholders			(1,632)
Post-retirement defined benefit scheme remeasurements			0
Retained profits £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January		6,550	8,318		4,584
Profit attributable to ordinary shareholders		4,933	3,389		5,355
Post-retirement defined benefit scheme remeasurements		(1,205)	(2,152)		1,062
Gains and losses attributable to own credit risk (net of tax)		(168)	364		(52)
Dividends paid (note 46)		(1,651)	(1,475)		(877)
Share buyback programme (note 43)		(1,993)	(2,013)		0
Issue costs of other equity instruments (net of tax)		(6)	(5)		0
Repurchase and redemptions of other equity instruments		0	(36)		0
Movement in treasury shares		103	(60)	[5]	(13)
Value of employee services:
Share option schemes		58	41		51
Other employee award schemes		169	183		131
Changes in non-controlling interests		0	(3)		(1)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	(1)		1
At 31 December		£ 6,790	6,550		8,318
Retained profits £m | As previously reported £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January			10,241
Value of employee services:
At 31 December					10,241
Retained profits £m | Impact of IFRS 17 £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January			£ (1,923)
Value of employee services:
At 31 December					£ (1,923)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.